UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-4870

General New York Municipal Money Market Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	5/31/13

FORM N-CSR

Item 1.      Reports to Stockholders.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
16	Statement of Assets and Liabilities
17	Statement of Operations
18	Statement of Changes in Net Assets
19	Financial Highlights
21	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

General New York
Municipal Money Market Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for General New York Municipal Money Market Fund, covering the six-month period from December 1, 2012, through May 31, 2013. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The U.S. economic recovery gained traction over the reporting period, but remained slower than historical norms. On one hand, the expansion has been fueled by gradually falling unemployment, recovering housing markets, rapid growth in domestic oil and gas production, and, perhaps most significant, the aggressively stimulative monetary policy of the Federal Reserve Board (the “Fed”). On the other hand, several factors have weighed on the nation’s economic growth rate, including relatively sluggish demand for exports to Europe and the emerging markets, higher tax rates for some Americans, and more restrictive fiscal policies stemming from sequestration. While yields of longer term bonds climbed in response to these developments, yields of money market instruments remained anchored by the Fed’s historically low target for the overnight federal funds rate.

In our analysis, real GDP growth seems poised to accelerate modestly over the remainder of 2013. In fact, we expect the relatively mild economic expansion to remain intact domestically and globally over the next several years. The moderate pace of the recovery implies that the risks of consumer price inflation are limited, making it unlikely that the Fed will adopt expansion-threatening, restrictive policies anytime soon. As always, we encourage you to discuss our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
June 17, 2013

DISCUSSION OF FUND PERFORMANCE

For the period of December 1, 2012, through May 31, 2013, as provided by Joseph Irace, Senior Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended May 31, 2013, General New York Municipal Money Market Fund’s Class A and Class B shares produced annualized yields of 0.01% and 0.01%, respectively.Taking into account the effects of compounding, the fund’s Class A and Class B shares produced annualized effective yields of 0.01% and 0.01%, respectively.1

Yields of tax-exempt money market instruments stayed near historical lows throughout the reporting period, as short-term interest rates remained anchored by an overnight federal funds rate between 0% and 0.25% despite evidence of more robust economic growth.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal, NewYork state, and New York city personal income taxes, to the extent consistent with the preservation of capital and the maintenance of liquidity.To pursue its goal, the fund normally invests substantially all of its net assets in short-term, high-quality municipal obligations that provide income exempt from federal, New York state, and New York city income taxes.The fund may also invest in high-quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

In pursuing this objective, we employ two primary strategies. First, we normally attempt to add value by constructing a diverse portfolio of high-quality, municipal money market instruments that provide income exempt from federal, New York state, and New York city personal income taxes. Second, we actively manage the fund’s average maturity based on our anticipation of supply-and-demand changes in New York’s short-term municipal marketplace.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

For example, if we expect an increase in short-term supply, we may decrease the average maturity of the fund, which could enable us to take advantage of opportunities when short-term supply increases. Yields generally tend to rise when there is an increase in new-issue supply competing for investor interest. New securities, which are generally issued with maturities in the one-year range, may in turn lengthen the fund’s average maturity if purchased. If we anticipate limited new-issue supply, we may then look to extend the fund’s average maturity to maintain then-current yields for as long as we believe practical. In addition, we try to maintain an average maturity that reflects our view of short-term interest-rate trends and future supply-and-demand considerations.

Gradual Economic Recovery Continues

Despite occasional bouts of heightened volatility, the reporting period saw a generally improving economic environment, as U.S. GDP growth increased from a 0.4% annualized rate during the fourth quarter of 2012 to 2.4% over the first quarter of 2013. In addition, the unemployment rate declined to 7.6% by the end of May, and housing markets exhibited long-awaited signs of recovery, including rebounding home prices.

Despite these developments, the Federal Reserve Board (the “Fed”) indicated that rates are likely to stay low at least until the unemployment rate reaches 6.5%. In this environment, demand from individual investors focused on higher yielding securities in the longer term municipal bond market. Demand for securities issued by municipalities also remained strong among nontraditional buyers, such as separately managed accounts and intermediate bond funds, due to attractive tax-exempt yields compared to taxable securities and narrow yield differences across the one- to three-year maturity spectrum. Nonetheless, yields on high-quality, one-year municipal notes remained near historical lows over the reporting period, and increased investor demand for variable rate demand notes has kept yields of shorter term securities steady.

New York’s credit quality continued to improve over the reporting period as its economy has proved resilient and lawmakers have cooperated in producing a balanced budget.

Credit Selection Remains Paramount

Due to narrow yield differences along the maturity spectrum, as well as ongoing regulatory uncertainty, most tax-exempt money market funds have maintained relatively short weighted average maturities compared to historical averages.The fund was no exception, and we maintained its weighted average maturity in a range that was consistent with industry averages.

Moreover, well-researched credit selection has remained paramount. As we have for some time, we favored state general obligation bonds; essential service revenue bonds backed by revenues from water, sewer, and electric facilities; certain local credits with strong financial positions and stable tax bases; and health care and education issuers with stable credit characteristics.We generally continued to shy away from instruments issued by localities that depend heavily on state aid.

Low Rates Likely to Persist

We are cautiously optimistic regarding U.S. economic prospects.While the Fed has indicated that it may begin to taper off its ongoing, open-ended quantitative easing program later this year, it also has made clear that short-term interest rates are likely to remain low for some time to come. Consequently, we believe that the prudent course continues to be an emphasis on preservation of capital and liquidity.

June 17, 2013

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Short-term municipal securities holdings involve credit and liquidity risks and risk of principal loss.

1 Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Income may be subject to state and local taxes for non-NewYork residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors.Yields provided for the fund’s Class A and Class B shares reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to a voluntary undertaking that may be extended, terminated or modified at any time. Had these expenses not been absorbed, fund yields would have been lower.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in General New York Municipal Money Market Fund from December 1, 2012 to May 31, 2013. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2013

	Class A	Class B
Expenses paid per $1,000†	$1.30	$1.30
Ending value (after expenses)	$1,000.00	$1,000.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2013

	Class A	Class B
Expenses paid per $1,000†	$1.31	$1.31
Ending value (after expenses)	$1,023.64	$1,023.64

† Expenses are equal to the fund’s annualized expense ratio of .26% for Class A and .26% for Class B, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

May 31, 2013 (Unaudited)

Short-Term	Coupon	Maturity	Principal
Investments—99.8%	Rate (%)	Date	Amount ($)		Value ($)
Albany Housing Authority,
Revenue (Nutgrove Garden
Apartments Project) (LOC;
RBS Citizens NA)	0.22	6/7/13	1,205,000	[a,b]	1,205,000
Albany Industrial Development
Agency, Civic Facility Revenue
(Albany Medical Center
Project) (LOC; Bank of America)	0.18	6/7/13	2,275,000	[a]	2,275,000
Albany Industrial Development
Agency, Civic Facility Revenue
(Living Resources Corporation
Project) (LOC; HSBC Bank USA)	0.14	6/7/13	1,540,000	[a]	1,540,000
Albany Industrial Development
Agency, Civic Facility Revenue
(The College of Saint Rose
Project) (LOC; Wells Fargo Bank)	0.14	6/7/13	6,050,000	[a]	6,050,000
Albany Industrial Development
Agency, IDR (Davies Office
Refurbishing, Inc. Project)
(LOC; HSBC Bank USA)	0.29	6/7/13	1,180,000	[a]	1,180,000
Albany Industrial Development
Agency, IDR (Davies Office
Refurbishing, Inc. Project)
(LOC; HSBC Bank USA)	0.34	6/7/13	510,000	[a]	510,000
Broome County Industrial
Development Agency, IDR
(Parlor City Paper Box
Company, Inc. Facility)
(LOC; U.S. Bank NA)	0.22	6/7/13	1,570,000	[a]	1,570,000
Campbell-Savona Central School
District, GO Notes, BAN	1.50	6/21/13	1,500,000		1,500,677
Center Moriches Union Free School
District, GO Notes, TAN	1.00	6/27/13	4,000,000		4,001,135
Deutsche Bank Spears/Lifers Trust
(Series DBE-1152) (TSASC,
Inc., Tobacco Settlement
Asset-Backed Bonds) (Liquidity
Facility: Deutsche Bank AG and
LOC; Deutsche Bank AG)	0.22	6/7/13	6,500,000	[a,c,d]	6,500,000

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Deutsche Bank Spears/Lifers
Trust (Series DBE-1162)
(Westchester County
Industrial Development
Agency, IDR (Ardsley
Housing Associates, LLC
Facility)) (Liquidity
Facility; Deutsche Bank AG
and LOC; Deutsche Bank AG)	0.32	6/7/13	15,000,000	[a,b,c,d] 15,000,000
East Moriches Union Free School
District, GO Notes, TAN	1.50	6/20/13	2,100,000		2,100,923
Erie County Industrial Development
Agency, IDR (Hydro-Air
Components Inc. Project)
(LOC; HSBC Bank USA)	0.19	6/7/13	4,000,000	[a]	4,000,000
Erie County Industrial Development
Agency, IDR (Luminescent
Systems, Inc. Project) (LOC;
HSBC Bank USA)	0.19	6/7/13	5,060,000	[a]	5,060,000
Frankfort,
GO Notes, BAN	1.50	12/5/13	1,413,000		1,418,231
Hamburg Central School District,
GO Notes, BAN	1.50	6/14/13	5,000,000		5,001,521
Hempstead Union Free School
District, GO Notes, TAN	0.75	6/28/13	1,500,000		1,500,503
Heuvelton Central School District,
GO Notes, BAN	1.50	6/28/13	1,500,000		1,500,604
Hornell City School District,
GO Notes, BAN	1.25	6/28/13	3,200,000		3,201,292
Middletown,
GO Notes, BAN	1.00	2/21/14	3,000,000		3,011,914
Monroe County Industrial
Development Agency, Civic
Facility Revenue (Monroe
Community College Association,
Inc. Project) (LOC; JPMorgan
Chase Bank)	0.14	6/7/13	1,900,000	[a]	1,900,000
Monroe County Industrial
Development Agency, IDR (AJL
Manufacturing, Inc. Facility)
(LOC; M&T Trust)	0.26	6/7/13	715,000	[a]	715,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Monroe County Industrial
Development Agency, Revenue
(Monroe Community College
Association, Inc. Project)
(LOC; JPMorgan Chase Bank)	0.14	6/7/13	1,120,000	[a]	1,120,000
Monroe County Industrial
Development Corporation,
Revenue (Saint Ann’s Nursing
Home Company, Inc. Project)
(LOC; HSBC Bank USA)	0.20	6/7/13	790,000	[a]	790,000
Nassau County Industrial
Development Agency, Housing
Revenue (Rockville Centre
Housing Associates, L.P.
Project) (LOC; M&T Trust)	0.22	6/7/13	5,375,000	[a,b]	5,375,000
New York City,
GO Notes (LOC; JPMorgan
Chase Bank)	0.07	6/3/13	1,400,000	[a]	1,400,000
New York City,
GO Notes (LOC; JPMorgan
Chase Bank)	0.07	6/3/13	5,100,000	[a]	5,100,000
New York City,
GO Notes (LOC; JPMorgan
Chase Bank)	0.09	6/3/13	1,000,000	[a]	1,000,000
New York City,
GO Notes (LOC; Mizuho
Corporate Bank Ltd.)	0.06	6/3/13	7,300,000	[a]	7,300,000
New York City Capital Resource
Corporation, Recovery Zone
Facility Revenue (Arverne by
the Sea Project) (LOC; TD Bank)	0.12	6/7/13	8,305,000	[a]	8,305,000
New York City Capital Resource
Corporation, Revenue (Loan
Enhanced Assistance Program—
Cobble Hill Health Center, Inc.)
(LOC; Bank of America)	0.21	6/7/13	4,300,000	[a]	4,300,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Birch Wathen
Lenox School Project)
(LOC; TD Bank)	0.19	6/7/13	3,500,000	[a]	3,500,000

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York City Industrial
Development Agency, Civic
Facility Revenue (French
Institute-Alliance Francaise
de New York—Federation of
French Alliances in the United
States Project) (LOC; M&T Trust)	0.18	6/7/13	3,475,000	[a]	3,475,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Heart Share
Human Services of New York,
Roman Catholic Diocese of
Brooklyn Project) (LOC;
HSBC Bank USA)	0.19	6/7/13	6,160,000	[a]	6,160,000
New York City Industrial
Development Agency, IDR
(Allway Tools Inc. Additional
Project) (LOC; Citibank NA)	0.47	6/7/13	1,230,000	[a]	1,230,000
New York City Industrial
Development Agency, IDR (Gary
Plastic Packaging Corporation
Project) (LOC; JPMorgan
Chase Bank)	0.26	6/7/13	2,100,000	[a]	2,100,000
New York City Industrial
Development Agency, IDR
(Linear Lighting Corporation
Project) (LOC; M&T Trust)	1.12	6/7/13	200,000	[a]	200,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue
(Liquidity Facility; Mizuho
Corporate Bank Ltd.)	0.06	6/3/13	7,330,000	[a]	7,330,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue (Liquidity
Facility; California State
Teachers Retirement System)	0.07	6/3/13	3,900,000	[a]	3,900,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue (Liquidity
Facility; California State
Teachers Retirement System)	0.09	6/3/13	4,350,000	[a]	4,350,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue (Liquidity
Facility; JPMorgan Chase Bank)	0.07	6/3/13	1,100,000	[a]	1,100,000
New York City Transitional Finance
Authority, Revenue (New York
City Recovery) (Liquidity
Facility; Royal Bank of Canada)	0.07	6/3/13	6,345,000	[a]	6,345,000
New York Liberty Development
Corporation, Liberty Revenue,
Refunding (3 World Trade
Center Project) (LOC; JPMorgan
Chase Bank)	0.15	6/7/13	5,000,000	[a]	5,000,000
New York Liberty Development
Corporation, Liberty Revenue,
Refunding (3 World Trade
Center Project) (LOC; JPMorgan
Chase Bank)	0.15	6/7/13	1,970,000	[a]	1,970,000
New York Liberty Development
Corporation, Liberty Revenue,
Refunding (World Trade Center
Project Towers 3-4) (LOC;
JPMorgan Chase Bank)	0.19	6/7/13	1,670,000	[a]	1,670,000
New York Liberty Development
Corporation, Liberty Revenue,
Refunding (World Trade Center
Project Towers 3-4) (LOC;
JPMorgan Chase Bank)	0.19	6/7/13	155,000	[a]	155,000
New York Liberty Development
Corporation, Recovery Zone
Revenue (3 World Trade Center
Project) (LOC; JPMorgan
Chase Bank)	0.15	6/7/13	460,000	[a]	460,000
New York Local Government
Assistance Corporation,
Subordinate Lien Revenue,
Refunding (Liquidity Facility;
Bank of America)	0.17	6/7/13	7,845,000	[a]	7,845,000
New York State Housing Finance
Agency, Housing Revenue
(250 West 93rd Street)
(LOC; Landesbank
Hessen-Thuringen Girozentrale)	0.16	6/7/13	20,000,000	[a,b]	20,000,000

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York State Housing Finance
Agency, Housing Revenue
(Baisley Park Gardens)
(LOC; Citibank NA)	0.15	6/7/13	2,665,000	[a,b]	2,665,000
New York State Housing Finance
Agency, Housing Revenue (West
Village Apartments) (LOC;
Citibank NA)	0.20	6/7/13	6,500,000	[a,b]	6,500,000
New York State Mortgage Agency,
Mortgage Revenue (Citigroup
ROCS, Series RR II R-404)
(Liquidity Facility; Citibank NA)	0.32	6/7/13	5,755,000	[a,b,c,d]	5,755,000
Odessa-Montour Central School
District, GO Notes, BAN	1.50	6/14/13	1,800,000		1,800,541
Oneida County Industrial
Development Agency, Civic
Facility Revenue (Mohawk
Valley Community College
Dormitory Corporation Project)
(LOC; Citibank NA)	0.14	6/7/13	7,290,000	[a]	7,290,000
Oneida County Industrial
Development Agency, Civic
Facility Revenue (Mohawk
Valley Network Inc. Obligated
Group; Faxton-Saint Luke’s
Healthcare) (LOC;
Bank of America)	0.18	6/7/13	6,580,000	[a]	6,580,000
Onondaga County Industrial
Development Agency, IDR (ICM
Controls Corporation Project)
(LOC; M&T Trust)	0.27	6/7/13	2,770,000	[a]	2,770,000
Port Authority of New York and
New Jersey, Equipment Notes	0.17	6/7/13	5,600,000	[a]	5,600,000
Prattsburgh Central School
District, GO Notes, BAN	1.25	6/27/13	2,674,732		2,675,677
Putnam County Industrial
Development Agency, Civic
Facility Revenue (United
Cerebral Palsy of Putnam and
Southern Dutchess Project)
(LOC; TD Bank)	0.14	6/7/13	3,420,000	[a]	3,420,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Putnam County Industrial
Development Agency, IDR (Broad
Reach, LLC Project) (LOC; RBS
Citizens NA)	0.19	6/7/13	2,485,000	[a]	2,485,000
Rockland County Industrial
Development Authority, Revenue
(Northern Manor Multicare
Center, Inc. Project) (LOC;
M&T Trust)	0.22	6/7/13	3,050,000	[a]	3,050,000
Scottsville,
GO Notes, BAN	1.25	8/14/13	2,470,000		2,471,983
Yonkers Industrial Development
Agency, MFHR (Main Street
Lofts Yonkers LLC Project)
(LOC; M&T Trust)	0.30	6/7/13	14,600,000	[a,b]	14,600,000

Total Investments (cost $249,885,001)			99.8%		249,885,001
Cash and Receivables (Net)			.2%		565,568
Net Assets			100.0%		250,450,569

a Variable rate demand note—rate shown is the interest rate in effect at May 31, 2013. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b At May 31, 2013, the fund had $71,100,000 or 28.4% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from housing.
c Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At May 31, 2013, these securities amounted to $27,255,000 or 10.9% of net assets.
d The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security.The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Abbreviations

ABAG	Association of Bay Area	ACA	American Capital Access
Governments
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate
	Assurance Corporation		Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse
Tax-Exempt Receipts
EDR	Economic Development	EIR	Environmental Improvement
	Revenue		Revenue
FGIC	Financial Guaranty	FHA	Federal Housing
	Insurance Company		Administration
FHLB	Federal Home	FHLMC	Federal Home Loan Mortgage
	Loan Bank		Corporation
FNMA	Federal National	GAN	Grant Anticipation Notes
Mortgage Association
GIC	Guaranteed Investment	GNMA	Government National Mortgage
	Contract		Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development	LIFERS	Long Inverse Floating
	Revenue		Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts
Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option	PUTTERS	Puttable Tax-Exempt Receipts
Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Options Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt	SWDR	Solid Waste Disposal Revenue
Adjustable Receipts
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Summary of Combined Ratings (Unaudited)

Fitch		or	Moody’s	or	Standard & Poor’s	Value (%)†
F1	+,F1		VMIG1,MIG1,P1		SP1+,SP1,A1+,A1	68.2
F2			VMIG2, MIG2, P2		SP2, A2	15.2
AAA,AA,Ae			Aaa,Aa,Ae		AAA,AA,Ae	.4
Not Rated[f]			Not Rated[f]		Not Rated[f]	16.2
						100.0

† Based on total investments.
e Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
f Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

The Fund 15

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2013 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	249,885,001	249,885,001
Cash		269,499
Interest receivable		361,432
Prepaid expenses		32,803
		250,548,735
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)		55,677
Payable for shares of Beneficial Interest redeemed		7,378
Accrued expenses		35,111
		98,166
Net Assets ($)		250,450,569
Composition of Net Assets ($):
Paid-in capital		250,442,085
Accumulated net realized gain (loss) on investments		8,484
Net Assets ($)		250,450,569

Net Asset Value Per Share
	Class A	Class B
Net Assets ($)	104,293,184	146,157,385
Shares Outstanding	104,299,673	146,157,163
Net Asset Value Per Share ($)	1.00	1.00

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2013 (Unaudited)

Investment Income ($):
Interest Income	334,216
Expenses:
Management fee—Note 2(a)	642,500
Shareholder servicing costs—Note 1 and Note 2(c)	278,811
Distribution and prospectus fees—Note 2(b)	141,445
Professional fees	38,016
Registration fees	17,692
Custodian fees—Note 2(c)	14,454
Prospectus and shareholders’ reports	12,994
Trustees’ fees and expenses—Note 2(d)	6,435
Miscellaneous	17,990
Total Expenses	1,170,337
Less—reduction in expenses due to undertaking—Note 2(a)	(836,757)
Less—reduction in fees due to earnings credits—Note 2(c)	(114)
Net Expenses	333,466
Investment Income—Net	750
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	71
Net Increase in Net Assets Resulting from Operations	821

See notes to financial statements.

The Fund 17

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2013	Year Ended
	(Unaudited)	November 30, 2012
Operations ($):
Investment income—net	750	55
Net realized gain (loss) on investments	71	9,495
Net Increase (Decrease) in Net Assets
Resulting from Operations	821	9,550
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(556)	(546)
Class B Shares	(194)	(591)
Total Dividends	(750)	(1,137)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Class A Shares	103,990,962	126,531,102
Class B Shares	167,124,282	409,191,522
Dividends reinvested:
Class A Shares	556	546
Class B Shares	194	591
Cost of shares redeemed:
Class A Shares	(136,771,472)	(158,453,242)
Class B Shares	(158,161,645)	(400,410,881)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(23,817,123)	(23,140,362)
Total Increase (Decrease) in Net Assets	(23,817,052)	(23,131,949)
Net Assets ($):
Beginning of Period	274,267,621	297,399,570
End of Period	250,450,569	274,267,621

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
	May 31, 2013				Year Ended November 30,
Class A Shares	(Unaudited)		2012		2011		2010		2009	2008
Per Share Data ($):
Net asset value,
beginning of period	1.00		1.00		1.00		1.00		1.00	1.00
Investment Operations:
Investment income—net	.000	[a]	.000	[a]	.000	[a]	.000	[a]	.004	.021
Distributions:
Dividends from
investment income—net	(.000)[a]		(.000)	[a]	(.000)	[a]	(.000)[a]		(.004)	(.021)
Net asset value, end of period	1.00		1.00		1.00		1.00		1.00	1.00
Total Return (%)	.00	[b,c]	.00	[b]	.00	[b]	.00	[b]	.37	2.13
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.71	[c]	.69		.67		.67		.66	.61
Ratio of net expenses
to average net assets	.26	[c]	.27		.33		.38		.63	.60
Ratio of net investment income
to average net assets	.00	[b,c]	.00	[b]	.00	[b]	.00	[b]	.37	2.01
Net Assets, end of period
($ x 1,000)	104,293		137,073		168,990		189,737		290,576	370,719

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.
c	Annualized.

See notes to financial statements.

The Fund 19

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
	May 31, 2013				Year Ended November 30,
Class B Shares	(Unaudited)		2012		2011		2010		2009	2008
Per Share Data ($):
Net asset value,
beginning of period	1.00		1.00		1.00		1.00		1.00	1.00
Investment Operations:
Investment income—net	.000	[a]	.000	[a]	.000	[a]	.000	[a]	.001	.017
Distributions:
Dividends from
investment income—net	(.000)[a]		(.000)	[a]	(.000)	[a]	(.000)[a]		(.001)	(.017)
Net asset value, end of period	1.00		1.00		1.00		1.00		1.00	1.00
Total Return (%)	.00	[b,c]	.00	[b]	.00	[b]	.00	[b]	.09	1.73
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.09	[c]	1.09		1.08		1.07		1.10	1.06
Ratio of net expenses
to average net assets	.26	[c]	.28		.32		.38		.92	1.00
Ratio of net investment income
to average net assets	.00	[b,c]	.00	[b]	.00	[b]	.00	[b]	.08	1.65
Net Assets, end of period
($ x 1,000)	146,157		137,194		128,409		114,600		159,710	222,877

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.
c	Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

General New York Municipal Money Market Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company. The fund’s investment objective is to maximize current income exempt from federal, New York state and New York city income taxes, to the extent consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A and Class B. Class A and Class B shares are identical except for the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Class B shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and Class A and Class B shares are subject to a Shareholder Services Plan. In addition, Class B shares are charged directly for sub-accounting services provided by Service Agents (securities dealers, financial institutions or other industry professionals) at an annual rate of .05% of the value of the average daily net assets of Class B shares. During the period ended May 31, 2013, sub-accounting service fees amounted to $33,743 for Class B shares and are included in Shareholder servicing costs in the Statement of Operations. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund’s Board of Trustees (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of May 31, 2013 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	249,885,001
Level 3—Significant Unobservable Inputs	—
Total	249,885,001

†	See Statement of Investments for additional detailed categorizations.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At May 31, 2013, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2013, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended November 30, 2012 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2012 was as follows: tax-exempt income $55 and ordinary income $1,082.The tax character of current year distributions will be determined at the end of the current fiscal year.

At May 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund (excluding taxes, brokerage commissions and extraordinary expenses) exceed 1 1 / 2 % of the value of the fund’s average daily net assets, the fund may deduct from payments to be made to the Manager, or the Manager will bear, such excess expense. During the period ended May 31, 2013, there was no reduction in expenses pursuant to the Agreement.

The Manager has also undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time.This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $273,568 for Class A and $563,189 for Class B shares during the period ended May 31, 2013.

(b) Under the Distribution Plan with respect to Class B, adopted pursuant to Rule 12b-1 under the Act, Class B shares bear directly the cost

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Distribution Plan, such aggregate amount not to exceed in any fiscal year of the fund the greater of $100,000 or .005% of the average daily net assets of Class B shares. In addition, Class B shares reimburse the Distributor for payments made to third parties for distributing their shares at an annual rate not to exceed .20% of the value of its average daily net assets. During the period ended May 31, 2013, Class B shares were charged $141,445, pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan with respect to Class A (“Class A Shareholder Services Plan”), Class A shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of the average daily net assets of its shares for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class A shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2013, Class A shares were charged $55,212 pursuant to the Class A Shareholder Services Plan.

Under the Shareholder Services Plan with respect to Class B (“Class B Shareholder Services Plan”), Class B shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets of its shares for servicing shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class B shares and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents with respect to their services.The Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2013, Class B shares were charged $168,714 pursuant to the Class B shares Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency services for the fund and cash management services related to fund subscriptions and redemptions. During the period ended May 31, 2013, the fund was charged $19,632 for transfer agency services and $674 for cash management services. Cash management fees were partially offset by earnings credits of $113.These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a custody agreement for providing custodial services for the fund. During the period ended May 31, 2013, the fund was charged $14,454 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing certain cash management services related to fund subscriptions and redemptions.The Bank of New York Mellon also provides shareholder redemption draft processing services. During the period ended May 31, 2013, the fund was charged $440 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $1.

During the period ended May 31, 2013, the fund was charged $4,558 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

$104,665, Distribution Plan fees $23,292, Shareholder Services Plan fees $43,937, custodian fees $7,104, Chief Compliance Officer fees $3,830 and transfer agency fees $6,879, which are offset against an expense reimbursement currently in effect in the amount of $134,030.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Securities Transactions:

The fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board.The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Trustees and/or common officers, complies with Rule 17a-7 under the Act. During the period ended May 31, 2013, the fund engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act amounting to $74,645,000 and $20,200,000, respectively.

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and        Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General New York Municipal Money Market Fund

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	July 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	July 24, 2013

By: /s/ James Windels
James Windels, Treasurer
Date:	July 24, 2013

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)